Asset Impairment Charges - Detailed Information About Property, Plant, and Equipment (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		$ 9	$ 648	$ 84
Impairment charges		0	10
Hydro generation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges			1
Kaybob Cogeneration Project | Corporate
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		(2)	27	0
Impairment charges	$ 27
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		21	5	2
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		43	12	0
Gas
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		0	5	0
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		0	540	82
Changes in decommissioning and restoration provisions on retired assets
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		(53)	32	0
Intangible asset impairment charges - Coal Rights
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		0	17	0
Project development costs
Disclosure of detailed information about property, plant and equipment [line items]
Asset impairment charges		$ 0	10	$ 0
Project development costs | Hydro generation
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges			$ 9